Long-term investment (Qoros) (Tables)	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of changes of interest in Qoros
		For the year ended December 31,
		2022	2021	2020
	Note	$ Thousands
Fair value (loss)/gain on remaining 12% interest in Qoros	10.3, 10.5	-	(235,218)	154,475
(Payment)/recovery of financial guarantee	10.6	-	(16,265)	6,195
Gain on sale of 12% interest in Qoros	10.3	-	-	152,610
Fair value loss on put option	10.3	-	-	(3,362)
		-	(251,483)	309,918